Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 494,329	$ 406,850
Less: Accumulated depreciation and amortization	219,357	134,824
Property and equipment, net	274,972	272,026
Depreciation and amortization expenses	97,065	71,906	$ 38,453
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	368,583	276,078
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,809	88,036
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,811	27,988
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,671	8,656
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,455	$ 6,092